Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other comprehensive income (loss):
Net loss	$ (1,522)	$ (353)
Marketable securities:
Unrealized gains arising during the period	69	367
Reclassification adjustments for gain included in net loss	(29)	(3)
Net change	40	364
Cash flow hedges:
Unrealized gains arising during the period	390	102
Reclassification adjustments for loss included in net loss	(369)	(22)
Net change	21	80
Foreign currency translation adjustment	127	69
Total other comprehensive income	188	513
Comprehensive income (loss)	$ (1,334)	$ 160